                       SUPPLEMENT DATED NOVEMBER 20, 2009
             TO THE PROSPECTUSES DATED MAY 1, 2009, AS AMENDED, FOR

                      NEW YORK LIFE ACCESS VARIABLE ANNUITY
                   NEW YORK LIFE PREMIUM PLUS VARIABLE ANNUITY
                 NEW YORK LIFE PREMIUM PLUS II VARIABLE ANNUITY
                      NEW YORK LIFE ELITE VARIABLE ANNUITY
                    NEW YORK LIFE ESSENTIALS VARIABLE ANNUITY
                 NEW YORK LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY
                         NEW YORK LIFE VARIABLE ANNUITY
                NEW YORK LIFE PREMIUM PLUS ELITE VARIABLE ANNUITY
                      NEW YORK LIFE SELECT VARIABLE ANNUITY
                NEW YORK LIFE LONGEVITY BENEFIT VARIABLE ANNUITY

            TO THE PROSPECTUSES DATED JULY 27, 2009, AS AMENDED, FOR

                     NEW YORK LIFE PREMIER VARIABLE ANNUITY
                   NEW YORK LIFE PREMIER PLUS VARIABLE ANNUITY
                 NEW YORK LIFE COMPLETE ACCESS VARIABLE ANNUITY

             TO THE PROSPECTUSES DATED MAY 1, 2008, AS AMENDED, FOR

            NEW YORK LIFE (FORMERLY MAINSTAY) ACCESS VARIABLE ANNUITY
         NEW YORK LIFE (FORMERLY MAINSTAY) PREMIUM PLUS VARIABLE ANNUITY
       NEW YORK LIFE (FORMERLY MAINSTAY) PREMIUM PLUS II VARIABLE ANNUITY
             NEW YORK LIFE (FORMERLY MAINSTAY) PLUS VARIABLE ANNUITY
           NEW YORK LIFE (FORMERLY MAINSTAY) PLUS II VARIABLE ANNUITY
            NEW YORK LIFE (FORMERLY MAINSTAY) SELECT VARIABLE ANNUITY

                                  INVESTING IN

                   NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                   NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
                   NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

     This supplement amends the May 1, 2009, July 27, 2009 and May 1, 2008 prospectuses (the "Prospectuses") for the above referenced New York Life variable annuity policies (the "policies"). You should read this information carefully and retain this supplement for future reference together with the Prospectuses. This supplement is not valid unless it is read in conjunction with the Prospectuses. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectuses.

     The purpose of this supplement is to (i) inform you that the MainStay VP Series Fund, Inc. completed three portfolio mergers, (ii) note the subadviser and portfolio name changes for the MainStay VP Capital Appreciation portfolio,
(iii) note the addition of Epoch Investment Partners, Inc. as co-subadviser for the MainStay VP Total Return portfolio and the portfolio name change, (iv) note the subadviser and portfolio name changes for the MainStay VP Developing Growth portfolio and (v) update the procedures set forth in the Prospectuses regarding the effect of certain policy transactions on an existing Automatic Asset Reallocation arrangement.

     Keeping these purposes in mind, please note the following:

     I. MAINSTAY VP SERIES FUND, INC. PORTFOLIO MERGERS

          The MainStay VP Series Fund, Inc. completed the following portfolio mergers on November 20, 2009: MainStay VP Mid Cap Growth portfolio with and into the MainStay VP Mid Cap Core portfolio, MainStay VP Mid Cap Value portfolio with and into the MainStay VP ICAP Select Equity portfolio, and the MainStay VP Small Cap Growth portfolio with and into the MainStay VP Developing Growth portfolio.

          All references in the Prospectuses to the MainStay VP Mid Cap Growth portfolio, MainStay VP Mid Cap Value portfolio, and the MainStay VP Small Cap Growth portfolio should be deleted.

          All references in the Prospectuses to the "MainStay VP Developing Growth" portfolio should be deleted and replaced with "MainStay VP U.S. Small Cap" portfolio.

          All references in the Prospectuses to the "MainStay VP Capital Appreciation" portfolio should be deleted and replaced with "MainStay VP Growth Equity" portfolio.

          All references in the Prospectuses to the "MainStay VP Total Return" portfolio should be deleted and replaced with "MainStay VP Income Builder" portfolio.

          Throughout the Prospectuses, all references to 42 (41 for the New York Life Premier, New York Life Premier Plus, and New York Life Complete Access variable annuity prospectuses) Investment Divisions should be changed to refer to 39 (38 for the New York Life Premier, New York Life Premier Plus, and New York Life Complete Access variable annuity prospectuses) Investment Divisions.

     II. MAINSTAY VP CAPITAL APPRECIATION

          The entry for the "MainStay VP Capital Appreciation" portfolio in the table that lists the "Funds, Investment Advisors and Eligible Portfolios" is deleted in its entirety and replaced with the following:

-----------------------------------------------------------------------------------------------------
              FUND                       INVESTMENT ADVISOR                 ELIGIBLE PORTFOLIOS
-----------------------------------------------------------------------------------------------------
MainStay VP Series Fund, Inc.     Subadviser: Madison Square         MainStay VP Growth Equity
                                  Investors LLC


-----------------------------------------------------------------------------------------------------



     III. MAINSTAY VP TOTAL RETURN

          The entry for the "MainStay VP Total Return" portfolio in the table that lists "Funds, Investment Advisors and Eligible Portfolios" is deleted in its entirety and replaced with the following:

-----------------------------------------------------------------------------------------------------
              FUND                       INVESTMENT ADVISOR                 ELIGIBLE PORTFOLIOS
-----------------------------------------------------------------------------------------------------
MainStay VP Series Fund, Inc.     Subadvisers: Epoch Investment      MainStay VP Income Builder
                                  Partners, Inc. and MacKay


-----------------------------------------------------------------------------------------------------



     IV. MAINSTAY VP DEVELOPING GROWTH

          The entry for the "MainStay VP Developing Growth" portfolio in the table that lists "Funds, Investment Advisors and Eligible Portfolios" is deleted in its entirety and replaced with the following:

-----------------------------------------------------------------------------------------------------
              FUND                       INVESTMENT ADVISOR                 ELIGIBLE PORTFOLIOS
-----------------------------------------------------------------------------------------------------
MainStay VP Series Fund, Inc.     Subadvisers: Epoch Investment      MainStay VP U.S. Small Cap
                                  Partners, Inc.


-----------------------------------------------------------------------------------------------------



     V. AUTOMATIC ASSET REALLOCATION

          In the section of the Prospectuses entitled "THE POLICIES -- Automatic Asset Reallocation," the language in the last sentence of the first paragraph of such section is deleted in its entirety and replaced with the following (not applicable to formerly MainStay variable annuity prospectuses):

               A previously established Automatic Asset Reallocation will be automatically cancelled if We process a separate request to transfer funds among the Allocation Alternatives or the DCA Advantage Plan Account, or a request to change your premium allocations, unless you modify your Automatic Asset Reallocation so that it is consistent with your transfer or premium allocation instructions within one Business Day after We receive your request.

          In the section of the Prospectuses entitled "How do I contact NYLIAC?," the third paragraph of the subsection entitled "By Internet" is deleted in its entirety and replaced with the following (not applicable to formerly MainStay variable annuity prospectuses):

               You may authorize Us to accept electronic instructions from your Registered Representative or the registered service assistant assigned to your policy to perform premium allocations, transfers, and changes to your investment objective and/or risk tolerance. In addition, you may authorize your Registered Representative or registered service assistant to revise your Automatic Asset Reallocation arrangement. Any Automatic Asset Reallocation revisions must be consistent with premium allocation changes or transfers processed by such Registered Representative or registered service assistant. If the Registered Representative or registered service assistant assigned to your policy does not process an Automatic Asset Reallocation change within one Business Day of the date that such Registered Representative or registered service assistant processed a premium allocation change or transfer on your behalf, your Automatic Asset Reallocation will be automatically cancelled.

               To authorize the Registered Representative(s) or the registered service assistants assigned to your policy to perform premium allocations and transfers, you must send a completed Trading Authorization Form to VPSC at one of the addresses listed in the Question "Where do I send written service requests to the NYLIAC Variable Products Service Center?" of this Prospectus. We may revoke Trading Authorization privileges for certain policyowners (See "Limits on Transfers"). Trading Authorization may be elected, changed or cancelled at any time. We will confirm all transactions in writing. Not all transactions are available on the Internet.

                              ---------------------
                 New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                                51 Madison Avenue
                            New York, New York 10010